BUSHIDO CAPITAL US SMID CAP EQUITY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Communication Services - 6.6%
Advertising - 1.3%
DoubleVerify Holdings, Inc. (a)	179,405	$1,977,043

Interactive Media & Services - 5.3%
Match Group, Inc.	58,741	2,198,088
TripAdvisor, Inc. (a)	182,832	2,034,920
Yelp, Inc. (a)	73,349	2,024,433
ZoomInfo Technologies, Inc. (a)	306,885	1,918,031
		8,175,472
Total Communication Services		10,152,515

Consumer Discretionary - 23.3%
Apparel Retail - 2.2%
Abercrombie & Fitch Co. - Class A (a)	20,047	1,711,012
Gap, Inc.	69,658	1,712,890
		3,423,902
Apparel, Accessories & Luxury Goods - 1.6%
PVH Corp.	26,864	2,456,444

Automotive Parts & Equipment - 3.9%
BorgWarner, Inc.	32,076	1,827,370
Gentex Corp.	80,704	1,865,069
Visteon Corp.	20,181	2,254,420
		5,946,859
Automotive Retail - 1.2%
Asbury Automotive Group, Inc. (a)	9,105	1,854,597

Broadline Retail - 2.7%
Dillard's, Inc. - Class A	3,085	1,756,044
Etsy, Inc. (a)	36,556	2,352,013
		4,108,057
Education Services - 2.6%
Duolingo, Inc. (a)	17,876	1,968,148
Stride, Inc. (a)	20,221	1,964,672
		3,932,820
Footwear - 1.5%
Crocs, Inc. (a)	22,220	2,265,996

Homebuilding - 3.7%
DR Horton, Inc.	12,767	1,964,331
Meritage Homes Corp.	28,882	1,944,914

BUSHIDO CAPITAL US SMID CAP EQUITY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
NVR, Inc. (a)	269	$1,698,969
		5,608,214
Leisure Products - 1.5%
Peloton Interactive, Inc. - Class A (a)	436,683	2,379,922

Other Specialty Retail - 1.2%
Ulta Beauty, Inc. (a)	3,404	1,829,582

Specialized Consumer Services - 1.2%
H&R Block, Inc.	57,017	1,809,149
Total Consumer Discretionary		35,615,542

Consumer Staples - 4.9%
Consumer Staples Merchandise Retail - 1.2%
Dollar Tree, Inc. (a)	18,604	1,806,635

Food Retail - 2.6%
Kroger Co.	27,403	1,865,322
Maplebear, Inc. (a)	48,377	2,048,766
		3,914,088
Packaged Foods & Meats - 1.1%
Cal-Maine Foods, Inc.	22,346	1,726,452
Total Consumer Staples		7,447,175

Energy - 12.2%
Oil & Gas Drilling - 1.2%
Transocean Ltd. (a)	267,483	1,824,234

Oil & Gas Equipment & Services - 1.2%
NOV, Inc.	91,088	1,863,660

Oil & Gas Exploration & Production - 6.0%
Chord Energy Corp.	12,827	1,867,611
Crescent Energy Co. - Class A	135,376	1,820,807
Devon Energy Corp.	36,899	1,895,502
SM Energy Co.	57,684	1,789,935
Viper Energy, Inc. - Class A	37,111	1,832,541
		9,206,396
Oil & Gas Storage & Transportation - 3.8%
International Seaways, Inc.	24,159	2,003,989
Scorpio Tankers, Inc.	23,559	1,916,054

BUSHIDO CAPITAL US SMID CAP EQUITY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Teekay Tankers Ltd.	24,179	1,899,260
		5,819,303
Total Energy		$18,713,593

Financials - 3.0%
Life & Health Insurance - 1.8%
Oscar Health, Inc. - Class A (a)	146,523	2,704,814

Transaction & Payment Processing Services - 1.2%
PayPal Holdings, Inc.	36,570	1,833,620
Total Financials		4,538,434

Health Care - 16.6%
Biotechnology - 5.2%
BioMarin Pharmaceutical, Inc. (a)	31,743	1,711,265
Catalyst Pharmaceuticals, Inc. (a)	74,050	2,083,027
MannKind Corp. (a)	773,251	2,188,300
TG Therapeutics, Inc. (a)	58,592	1,979,238
		7,961,830
Health Care Equipment - 1.2%
Inspire Medical Systems, Inc. (a)	34,076	1,913,027

Health Care Facilities - 1.4%
Nutex Health, Inc. (a)	17,606	2,098,635

Managed Health Care - 1.2%
Progyny, Inc. (a)	98,701	1,833,865

Pharmaceuticals - 7.6%
Collegium Pharmaceutical, Inc. (a)	53,173	1,793,525
CorMedix, Inc. (a)	267,367	2,029,315
Harmony Biosciences Holdings, Inc. (a)	65,315	2,041,747
Innoviva, Inc. (a)	80,855	1,858,856
Jazz Pharmaceuticals PLC (a)	9,679	1,965,031
Pacira BioSciences, Inc. (a)	77,493	1,975,297
		11,663,771
Total Health Care		25,471,128

Industrials - 10.6%
Construction & Engineering - 1.4%
Tutor Perini Corp.	23,578	2,190,868

BUSHIDO CAPITAL US SMID CAP EQUITY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Data Processing & Outsourced Services - 2.1%
Concentrix Corp.	66,692	$1,588,603
Genpact Ltd.	46,756	1,624,771
		3,213,374
Human Resource & Employment Services - 1.1%
Upwork, Inc. (a)	156,377	1,618,502

Industrial Machinery & Supplies & Components - 1.3%
Symbotic, Inc. (a)	33,378	1,972,640

Passenger Ground Transportation - 1.2%
Lyft, Inc. - Class A (a)	135,222	1,913,391

Research & Consulting Services - 3.5%
Booz Allen Hamilton Holding Corp.	22,369	1,739,637
KBR, Inc.	47,143	1,767,391
Legalzoom.com, Inc. (a)	294,022	1,896,442
		5,403,470
Total Industrials		16,312,245

Information Technology - 20.3%
Application Software - 9.4%
BILL Holdings, Inc. (a)	45,942	1,745,796
Blackbaud, Inc. (a)	43,577	1,619,757
Clear Secure, Inc. - Class A	32,105	1,714,086
Dropbox, Inc. - Class A (a)	75,463	1,832,996
Freshworks, Inc. - Class A (a)	220,608	1,800,161
Nutanix, Inc. - Class A (a)	44,995	1,839,846
PagerDuty, Inc. (a)	273,263	1,817,199
RingCentral, Inc. - Class A	47,975	1,929,555
		14,299,396
Communications Equipment - 1.2%
NetScout Systems, Inc. (a)	55,439	1,868,294

IT Consulting & Other Services - 2.1%
Amdocs Ltd.	27,058	1,749,841
EPAM Systems, Inc. (a)	13,205	1,502,465
		3,252,306
Semiconductors - 1.3%
ON Semiconductor Corp. (a)	19,554	1,971,239

Systems Software - 4.7%
Dolby Laboratories, Inc. - Class A	30,041	1,926,830

BUSHIDO CAPITAL US SMID CAP EQUITY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Qualys, Inc. (a)	19,139	$1,663,753
Tenable Holdings, Inc. (a)	95,250	1,989,772
UiPath, Inc. - Class A (a)	157,589	1,623,167
		7,203,522
Technology Distributors - 1.6%
TD SYNNEX Corp.	10,817	2,468,223
Total Information Technology		31,062,980

Materials - 2.4%
Fertilizers & Agricultural Chemicals - 1.2%
CF Industries Holdings, Inc.	14,834	1,842,383

Specialty Chemicals - 1.2%
NewMarket Corp.	2,820	1,905,248
Total Materials		3,747,631
TOTAL COMMON STOCKS (Cost $143,399,240)		153,061,243

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 3.58% (b)	77,893	77,893
TOTAL MONEY MARKET FUNDS (Cost $77,893)		77,893

TOTAL INVESTMENTS - 100.0% (Cost $143,477,133)		$153,139,136
Liabilities in Excess of Other Assets - (0.0)% (c)		(47,683)
TOTAL NET ASSETS - 100.0%		$153,091,453

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
(c)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

BUSHIDO CAPITAL US SMID CAP EQUITY ETF

Summary of Fair Value Disclosure as of April 30, 2026 (Unaudited)

Bushido Capital US SMID Cap Equity ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of April 30, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$153,061,243	$—	$—	$153,061,243
Money Market Funds	77,893	—	—	77,893
Total Investments	$153,139,136	$—	$—	$153,139,136
Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended April 30, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.